Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes
Schedule of current tax assets and tax liabilities and movements of deferred income tax

	2023	2022
Current tax assets
Income tax (1)	1,228,477	279,457
VAT refund (2)	4,548,264	4,725,281
Other taxes (3)	2,334,338	1,779,654
	8,111,079	6,784,392
Non-current tax assets
Deferred tax assets (4)	10,522,725	13,392,480
Income tax credits	7,332	8,570
	10,530,057	13,401,050

Current tax liabilities
Income tax payable (5)	1,746,972	6,617,468
Industry and commerce tax (6)	367,861	346,958
National tax and surcharge on gasoline	211,819	181,490
Value added tax	103,724	206,341
Carbon tax	92,736	77,721
Other taxes (7)	346,113	200,923
	2,869,225	7,630,901

Non-current tax liabilities
Deferred tax liabilities (8)	11,824,515	13,479,336
Income tax	1,742,998	1,796,308
	13,567,513	15,275,644

(1)

The increase corresponds to the balance in favor of the income tax generated in Ecopetrol for $981,881 due to the change in self-withholding rates. Additionally, Refinería de Cartagena is offsetting tax losses, therefore there is not tax due for the fiscal year. Thus Refinerias advance payment increase the balance favor.

(2)	The variation corresponds mainly to the balance in favor in value added tax (VAT) in Ecopetrol S.A for ($315,848), Esenttia S.A. for $64,340, and ISA for $82,378.
(3)

Includes the potential tax credit for the VAT paid on the acquisition of real productive fixed assets, in accordance with the section 258-1 of the Colombia Tax Code. Additionally, it includes advances and self-withholdings of territorial taxes.

(4)

The decrease of the deferred tax assets mainly corresponds to the realizability of the unrealized foreign exchange from 2023. The effect of the revaluation of the peso against the dollar in Ecopetrol S.A. of loans and borrowings in US dollar.

(5)

The variation mainly corresponds to the decrease by 31.88% in results obtained in the year by Ecopetrol S.A., due to the decrease of revenues given the decrease in the average prices of the basket of crude oil, natural gas, and products, among others.

(6)	The variation mainly corresponds to ISA for $88,901, due to lower taxable income.
(7)

The variation corresponds mainly to a pending payment of value added tax to the National Tax and Customs Direction of Colombia for nationalization of imports in Ecopetrol, and the income tax associated with the current works by taxes mechanism.

(8)

The variation mainly corresponds to the temporary differences related to IAS 12.41 and the deferred tax of ISA, represented by the changes related to the contractual asset CPC 47 and the deferral of income in accordance with Law 12,973/2014 in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP), and lower tax deduction for the disposal of Yaros substation in Consorcio Transmantaro, among others.

Schedule of income tax expense

	2023	2022	2021
Current income tax (1)	12,807,005	16,791,619	6,975,549
Deferred income tax (2)	(3,310,147)	2,813,817	1,939,567
Deferred income tax – rate change (3)	1,941,995	(658,919)	(28,993)
Adjustments to prior years’ current and deferred tax (4)	77,022	17,421	(90,860)
Income tax expenses	11,515,875	18,963,938	8,795,263
(1)

The variation between 2023 and 2022 by ($3,984,614) corresponds mainly to the decrease in results obtained in the year in Ecopetrol S.A., generated by the decrease in revenues given the lower average prices of the crude basket oil, natural gas, and products, among others.

(2)

The variation between 2023 and 2022 by ($6,123,964) corresponds mainly i) to the effect of the exchange rate on loans denominated in US dollars, because of the revaluation of the Colombian peso against the US dollar in Ecopetrol S.A. and the adjustments in the surcharge rates to calculate the deferred income tax in Ecopetrol S.A and Hocol S.A., ii) Adjustment IAS 12.41 due to decrease the 20.5% in the exchange rate, among others

(3)

The variation between 2023 and 2022 by $2,600,914 corresponds mainly to the adjustments in the surcharge rates to calculate the deferred income tax in Ecopetrol S.A and Hocol S.A, according to Resolution No. 0061 of January 31, 2024, of the National Hydrocarbons Agency (ANH, by its acronym in Spanish)

(4)

The variation between 2023 and 2022 by $59,600 corresponds mainly to the adjustment to the income tax provision for fiscal year 2014 and the difference between the provision and the income tax return for fiscal year 2022 filed in 2023.

Schedule of reconciliation of the income tax expenses

	2023	2022	2021
Net income before income tax	36,898,946	54,163,418	26,425,817
Statutory rate (Colombia)	35.0%	35.0%	31.0%
Income tax at statutory rate	12,914,631	18,957,196	8,192,003
Effective tax rate reconciliation items:
Adjustment - IAS 12.41	(2,032,193)	1,946,269	1,194,065
Non–deductible expenses	646,616	448,433	387,407
Rate differential adjustment	(1,630,935)	(670,080)	(304,176)
Non–taxable income	(1,080,149)	(739,243)	(517,483)
Prior years’ taxes	77,022	17,421	(90,860)
Foreign currency translation and exchange difference	577,949	(82,028)	(149,035)
Tax discounts and tax credit	(18,215)	(184,054)	(173,154)
Others	119,154	(71,057)	285,489
Effect of tax reform	1,941,995	(658,919)	(28,993)
Income tax calculated	11,515,875	18,963,938	8,795,263
Effective tax rate	31.2%	35.0%	33.3%
Current	12,867,278	16,801,363	6,940,660
Deferred	(1,351,403)	2,162,575	1,854,603
	11,515,875	18,963,938	8,795,263

Schedule of deferred income tax

	2023	2022
Deferred tax assets (1)	10,522,725	13,392,480
Deferred tax liabilities (2)	(11,824,515)	(13,479,336)
Net deferred income tax	(1,301,790)	(86,856)
(1)

The variation corresponds mainly to the effect of the exchange difference in loans and borrowings in dollars, the updating of the actuarial calculation, variations in the elements to calculate the present value of the technical costs of the abandonment provision and the updating of projected surcharges, among others.

(2)

The variation mainly corresponds to the temporary differences related to IAS 12.41 and the deferred tax of ISA, represented by the changes related to the contractual asset CPC 47 and the deferral of income in accordance with Law 12,973/2014 in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP), and lower tax deduction for the disposal of Yaros substation in Consorcio Transmantaro, among others.

Schedule of deferred income tax assets and liabilities

	2023	2022
Deferred tax assets (liabilities)
Loans (1)	192,923	8,707,743
Loss carry forwards (2)	5,519,519	6,497,845
Provisions (3)	5,063,332	3,712,239
Other assets (4)	689,369	1,144,097
Employee benefits (5)	3,623,801	963,558
Accounts payable	(60,255)	54,611
Goodwill (6)	(603,445)	(604,350)
Intangibles (7)	(1,208,349)	(1,573,224)
Other	(387,146)	(182,419)
Other liabilities (8)	(3,429,662)	(2,887,670)
Accounts receivable (9)	(3,766,299)	(4,558,699)
Property plant and equipment and Natural and environmental resources (10)	(6,935,578)	(11,360,587)
	(1,301,790)	(86,856)
(1)	The variation corresponds mainly to the effect of exchange difference of loans and borrowings, considering the revaluation of the Colombian peso against the US dollar.
(2)	In 2023, a deferred tax asset for tax losses carryforwards was recognized for $5,519,519 (2022 - $6,497,845) in the following companies:
-	Tax losses that do not expire: Ecopetrol USA for $60,568 (2022 - $339,950); Refinería de Cartagena for $1,916,114 (2022 - $1,871,732); and ISA Group companies in Chile for $7,610 (2022 - $35,806).
-	Tax losses that expire in 12 years in Invercolsa for $16,112 (2022 - $17,524) and Esenttia for $76,337.
-	Tax losses that expire in 20 years from the date they were recognized by Ecopetrol USA Inc. for $1,499,997 (2022 - $1,887,805).
-

Tax losses expiring in 2025 of Ruta de la Araucanía and Transamerican for $45,147 (2022 - $111,273); 2027: Ruta Costera for $174,855 (2022 - $84,964); 2030: from Internexa Chile for ($16,062); 2029: Ruta del Maipó for $759,609 (2022 - $1,000,632); 2040: from ISA Interchile for $933,113 (2022 - $1,104,625); and 2044: Ruta del Loa for $30,057 (2022 - $27,472).

(3)Corresponds to non-deductible accounting provisions, mainly the asset retirement obligation (ARO) provision.

(4)	The variation corresponds mainly to the effect of the uploading and increase of the financial asset due to UF readjustment in Maipó (Chile) in 2022.
(5)	Corresponds to update of the actuarial calculations for health, pensions and bonds, education, and other long-term benefits to employee.
(6)

According to Colombian tax law until the fiscal year 2016, goodwill was subject to amortization for fiscal proposes, while under IFRS it is only allowed to be subject to impairment tests, a difference that results in a deferred tax liability.

(7)	The variation corresponds mainly to the effect of the re-expression and dispossal of the Yaros substation of Consorcio Transmantaro (Peru).
(8)	The variation corresponds mainly to the effect of the re-expression and decrease of the financial asset in LOA route (Chile).
(9)	The variation corresponds mainly to the effect of the re-expression and changes in the portfolio of CTEEP (Brazil).
(10)

For tax purposes, natural and environmental resources, and property, plant, and equipment have a useful life and a depreciation and amortization methodology different from those determined under international accounting standards, mainly in ISA Colombia and Transmantaro considering their accelerated depreciation in 2022.

Schedule of movements of deferred income tax

	2023	2022	2021
Opening balance	(86,856)	(1,825,605)	6,034,706
Deferred tax recognized in profit or loss	1,351,403	(2,162,575)	(1,854,603)
Increase due to business combination	—	96,767	(7,877,297)
Deferred tax recognized in other comprehensive income (a)	(3,726,415)	4,769,474	1,535,151
Other	—	(24,132)	(35,033)
Foreign currency translation	1,160,078	(940,785)	371,471
Closing balance	(1,301,790)	(86,856)	(1,825,605)

(a)The following is the detail of the income tax recorded in other comprehensive income:

Schedule of income tax recorded in other comprehensive income

December 31. 2023	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 21.1)	4,460,534	(1,726,261)	2,734,273
Cash flow hedging for future crude oil exports (Note 29.3)	(5,695,565)	2,624,019	(3,071,546)
Hedge of a net investment in a foreign operation (Note 29.4)	(8,973,471)	2,760,084	(6,213,387)
Hedge with derivative instruments	(242,284)	68,573	(173,711)
	(10,450,786)	3,726,415	(6,724,371)

December 31. 2022	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 21.1)	1,254,514	(586,260)	668,254
Cash flow hedging for future crude oil exports (Note 29.3)	3,167,351	(1,638,602)	1,528,749
Hedge of a net investment in a foreign operation (Note 29.4)	7,526,124	(2,538,389)	4,987,735
Hedge with derivative instruments	(111,690)	(6,223)	(117,913)
	11,836,299	(4,769,474)	7,066,825

December 31. 2021	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 21.1)	(2,456,667)	679,510	(1,777,157)
Cash flow hedging for future crude oil exports (Note 29.3)	1,259,269	(450,492)	808,777
Hedge of a net investment in a foreign operation (Note 29.4)	4,579,758	(1,708,348)	2,871,410
Hedge with derivative instruments	191,487	(55,821)	135,666
	3,573,847	(1,535,151)	2,038,696

Schedule of adjusted income tax rate

2023
Adjusted tax
Net income tax of Colombia Business Group companies	11,533,898
(+) Tax discounts or tax credits	3,359
(-) Income tax on passive income from controlled entities abroad	(5,423)
Total Tax Adjusted	11,531,834

Adjusted profit
Profit before income tax expense of Colombia Business Group companies	48,160,689
(+)Permanent differences enshrined in law and that increase net income	9,512,825
(-) Income that does not constitute income or occasional profit, which affects accounting or financial profit	(6,694,161)
(-)Share of profits of associates and joint ventures of the respective taxable year of Colombia Business Group companies	(17,039,972)
(-) Net value of income from occasional gains that affect accounting or financial profit	(10)
(-) Exempt income due to the application of treaties to avoid double taxation	(567,826)
(-) Offsetting of tax losses or excesses of presumptive income taken in the taxable year and that did not affect the accounting profit of the period	(2,472,219)
Total Adjusted Profit	30,899,326

Adjusted tax rate	37.3%

Income tax to add	—

Schedule of income tax rate

< percentile 30	0%
> = to percentile 30 and < to percentile 45	5%
> = to percentile 45 and < to percentile 60	10%
> = to percentile 60	15%